Offerings	Nov. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, underlying Representative's Warrants
Amount Registered | shares	92,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 552,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 48.02
Offering Note	Represents up to 92,000 shares of common stock issuable upon exercise of the warrants to be issued to the representative of the underwriters (the "Representative's Warrants"), equal to 2.0% of the 4,600,000 shares of common stock offered hereby, including shares subject to the underwriters' over-allotment option. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act of 1933, as amended, based on an exercise price of $6.00 per share, equal to 120% of $5.00, the high end of the estimated price range of the common stock offered hereby.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 20,000,000.00
Amount of Registration Fee	$ 1,740.00
Offering Note	(1) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. (2) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.